Annual Total Returns- Invesco Premier Tax-Exempt Portfolio (Investor) [BarChart] - Investor - Invesco Premier Tax-Exempt Portfolio - Investor Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.11%	0.05%	0.02%	0.03%	0.01%	0.02%	0.28%	0.66%	1.28%	1.36%